Loomis Sayles Global Bond Fund
loomis sayles global bond fund
INVESTMENT OBJECTIVE
The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Loomis Sayles Global Bond Fund		Institutional Class	Retail Class	Class N
Management fees		0.54%	0.54%	0.54%
Distribution and/or service (12b-1) fees		none	0.25%	none
Other expenses		0.18%	0.18%	0.08%	[1]
Total annual fund operating expenses		0.72%	0.97%	0.62%
Fee waiver and/or expense reimbursement	[2]	none	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.72%	0.97%	0.62%
[1]	Other expenses for Class N shares are based on estimated amounts for the current fiscal year.
[2]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.75%, 1.00% and 0.70% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.75%, 1.00% and 0.70% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares and Class N shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Loomis Sayles Global Bond Fund (USD $)	1 year	3 years	5 years	10 years
Institutional Class	74	230	401	894
Retail Class	99	309	536	1,190
Class N	63	199	346	774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). The Fund invests primarily in investment-grade fixed-income securities worldwide, although it may invest up to 20% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds"). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four rating categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. Securities held by the Fund may be denominated in any currency and may be issued by issuers located in countries with emerging securities markets. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective to identify attractive investment opportunities makes this an important component of the investment approach. Second, Loomis Sayles analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept or to hedge the currency risk.

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), structured notes, repurchase agreements and convertible securities. The Fund may also engage in options and futures transactions, swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. The Fund may, but is not required to, hedge its exposure to foreign currencies (including "cross hedging" between two or more foreign currencies) and may invest in foreign currencies as an asset class. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, structured notes, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedgding. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

The Fund's best quarter was 13.17%, (second quarter of 2009), and the Fund's worst quarter was -8.53%, (third quarter of 2008).
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Loomis Sayles Global Bond Fund	One Year	Five Years	Ten Years	Life-of-Fund	Inception Date
Institutional Class	8.04%	6.33%	7.35%	8.00%	May 10, 1991
Institutional Class Return After Taxes on Distributions	7.02%	4.68%	5.80%	6.09%	May 10, 1991
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.20%	4.42%	5.45%	5.84%	May 10, 1991
Retail Class	7.81%	6.02%	7.04%	7.79%	May 10, 1991
Class N	8.04%	6.33%	7.35%	8.00%	May 10, 1991
Barclays Global Aggregate Bond Index	4.32%	5.44%	5.98%	6.77%

Total returns shown for the Fund reflect the results of the Loomis Sayles Global Bond Fund, a series of Loomis Sayles Funds II (the "Predecessor Fund") whose assets and liabilities were reorganized into the Fund, a series of Loomis Sayles Funds I, on September 12, 2003. Prior to the inception of Retail Class shares (December 31, 1996) of the Predecessor Fund, performance is that of Institutional Class shares of the Predecessor Fund, restated to reflect the higher net expenses of Retail Class shares of the Predecessor Fund. Because the Fund did not have Class N shares outstanding during the periods shown, performance is that of the Institutional Class shares of the Fund. Class N shares would have had substantially similar returns because they would have been invested in the same portfolio of securities as Institutional Class shares and would only differ to the extent the classes did not have the same expenses. The Class N returns may be higher than the returns of Institutional Class shares because Institutional Class shares are subject to higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.